SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2021	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Stock Appreciation Rights Units
Options vested (in shares)			529,002	1,416,870
Options exercisable (in shares)			529,002	1,416,870
Grants in period (shares)			0	0
Total intrinsic value of options			$ 5,300
Options exercised (in shares)			892,095
Total intrinsic value of outstanding			$ 1,400	$ 2,700
Stock reserved for GH group	$ 2,800
Shares issued for vested GH group non-qualified options (in shares)	1,433,810
Shares Issued for Vested GH Group Non-Qualified Options		$ 2,800	$ 2,757	$ 0
Exchangeable Voting Shares | GH Group
Number of Stock Appreciation Rights Units
Stock reserved for GH group (in shares)	1,400,000
Share-Based Payment Arrangement, Option
Number of Stock Appreciation Rights Units
Maximum number of awards, as a percent of capitalization			10.00%
Expiration period			5 years
Weighted-average remaining contractual life			10 months 13 days
Options exercised (in shares)				0
Share-based compensation			$ 3	$ 290
Restricted Stock Units (RSUs)
Number of Stock Appreciation Rights Units
Share-based compensation			$ 13,100	$ 7,300
Weighted-average fair value of warrants granted (in dollar per share)			$ 6.59	$ 3.24
Vested			$ 21,300	$ 4,600
Unrecognized compensation expense			$ 17,000
Recognized over a weighted-average period			2 years 3 months 18 days
Stock Appreciation Rights (SARs)
Number of Stock Appreciation Rights Units
Share-based compensation			$ 262	219
Recorded liability			$ 121	$ 219
Stock Appreciation Rights (SARs) | Tranche one
Number of Stock Appreciation Rights Units
Vesting percentage			33.00%
Vesting period			1 year
Stock Appreciation Rights (SARs) | Tranche two
Number of Stock Appreciation Rights Units
Vesting percentage			67.00%
Vesting period			2 years
Warrants
Number of Stock Appreciation Rights Units
Weighted-average fair value of warrants granted (in dollar per share)				$ 3.10
Granted (in shares)			0
Weighted-average remaining contractual life			1 year 10 months 28 days